REVENUES - Disaggregation of Revenues (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 12,670	$ 12,794
Other revenues	585	885
Revenues	13,255	13,679	$ 13,449
Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	11,279	10,280
Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	662	1,771
Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	729	743
Canadian Natural Gas Pipelines
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	4,010	4,038
Other revenues	0	0
Revenues	4,010	4,038	3,693
Canadian Natural Gas Pipelines | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	4,010	4,038
Canadian Natural Gas Pipelines | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0
Canadian Natural Gas Pipelines | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0
U.S. Natural Gas Pipelines
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	4,895	4,203
Other revenues	83	111
Revenues	4,978	4,314	3,584
U.S. Natural Gas Pipelines | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	4,245	3,549
U.S. Natural Gas Pipelines | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0
U.S. Natural Gas Pipelines | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	650	654
Mexico Natural Gas Pipelines
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	603	619
Other revenues	0	0
Revenues	603	619	570
Mexico Natural Gas Pipelines | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	601	614
Mexico Natural Gas Pipelines | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0
Mexico Natural Gas Pipelines | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	2	5
Liquids Pipelines
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	2,427	2,082
Other revenues	452	502
Revenues	2,879	2,584	2,009
Liquids Pipelines | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	2,423	2,079
Liquids Pipelines | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0
Liquids Pipelines | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	4	3
Power and Storage
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	735	1,852
Other revenues	50	272
Revenues	785	2,124	$ 3,593
Power and Storage | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0
Power and Storage | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	662	1,771
Power and Storage | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 73	$ 81